INCOME TAXES - NOL Carryforwards (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015
Carryforwards
Net operating loss carryforwards	$ 738,700
Adjustments effected due to tax deductions	113,800
Net operating loss carryforwards
Deferred tax assets related to net operating loss carryforwards for domestic state and local income tax purpose	64,900
Deferred tax assets related to net operating loss carryforwards for foreign income tax purpose	1,100
Deferred tax assets related to net operating loss carryforwards	280,280	$ 300,825
Deferred tax assets related to net operating loss carryforwards for federal income tax purpose	218,700
Valuation allowance	425,761	$ 415,173
Total decrease in the valuation allowance	10,600
Federal
Carryforwards
Net operating loss carryforwards	258,500
Adjustments effected due to tax deductions	39,800
Net operating loss carryforwards
Operating loss carryforwards	$ 47,000